FINANCIAL INCOME (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Financial Income (Expense), Net

	Year ended December 31,
	2020	2019	2018

Financial income:
Interest income	$287	$624	$296
Foreign currency translation gains	-	-	827
Change in fair value of convertible debt	-	-	1,585
Change in fair value of SWAP	-	380	-
Other	45	147	366
	$332	$1,151	$3,074

Financial expense:
Foreign currency translation losses	$(1,537)	$(950)	$-
Interest expense on debts	(1,045)	(2,334)	(3,938)
Change in fair value of SWAP	-	-	(2,487)
Change in fair value of convertible debt	-	(600)	-
Bank charges and other	(388)	(737)	(443)
	$(2,970)	$(4,621)	$(6,868)

Financial expense, net	$(2,638)	$(3,470)	$(3,794)